CONSOLIDATED STATEMENTS OF INCOME - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 17,046	$ 16,828	$ 17,107
Operating expenses
Labor and fringe benefits	3,422	3,150	2,935
Purchased services and material	2,313	2,254	2,191
Fuel	2,060	2,097	2,518
Depreciation and amortization	1,892	1,817	1,729
Equipment rents	392	359	338
Other	642	554	556
Loss on assets held for sale	78	0	0
Total operating expenses	10,799	10,231	10,267
Operating income	6,247	6,597	6,840
Interest expense	(891)	(722)	(548)
Other components of net periodic benefit income	454	479	498
Other income (loss)	42	134	(27)
Income before income taxes	5,852	6,488	6,763
Income tax expense	(1,404)	(863)	(1,645)
Net income	$ 4,448	$ 5,625	$ 5,118
Earnings per share
Basic (in dollars per share)	$ 7.02	$ 8.55	$ 7.46
Diluted (in dollars per share)	$ 7.01	$ 8.53	$ 7.44
Weighted-average number of shares
Basic (in shares)	633.5	657.7	686.4
Diluted (in shares)	634.5	659.1	688.3